United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Six months ended 04/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	13.6%
Health Care	9.1%
Energy	8.2%
Automotive	7.5%
Media-Non-cable	6.8%
Financial Institutions	6.4%
Food & Beverage	4.4%
Gaming	4.3%
Packaging	4.2%
Retailers	4.1%
Consumer Products	3.7%
Other[3]	23.8%
Cash Equivalents[4]	2.9%
Other Assets and Liabilities — Net[5]	1.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 84.7%
		Aerospace/Defense – 0.6%
$1,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	1,092,500
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	509,437
575,035	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	613,131
1,275,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,359,469
2,400,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	2,628,000
		TOTAL	6,202,537
		Automotive – 6.6%
3,250,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,290,625
900,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	988,875
2,025,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,131,312
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,340,000
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,582,313
1,700,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	1,768,000
3,175,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,302,000
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	759,500
3,600,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	2,943,000
3,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	3,132,144
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,470,927
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,257,188
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	779,067
1,875,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,944,463
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	812,135
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	5,086,166
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,618,621
1,675,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	1,767,125
3,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,445,625
275,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	288,063
3,750,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	3,937,500
225,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	247,500
540,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	585,900
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,700,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,663,000
525,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	559,125
4,525,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	4,875,687
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	1,404,500
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	810,000
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,035,500
2,275,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	2,542,312
2,425,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	2,615,969
4,975,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	5,124,250
		TOTAL	70,108,392
		Building Materials – 2.4%
1,075,000		Anixter International, Inc., 5.625%, 5/1/2019	1,104,563
1,375,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,244,375
900,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	939,375
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	508,250
1,375,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,462,656
3,550,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,709,750
3,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	2,914,000
1,225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,298,500
4,275,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,242,937
3,925,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	3,875,938
3,925,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,998,594
		TOTAL	25,298,938
		Chemicals – 2.2%
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	761,250
3,650,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	3,759,500
2,000,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,105,000
2,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,465,563
2,650,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,666,562
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	1,002,969
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	714,844
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,275,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,377,000
1,975,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,718,250
2,775,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	2,795,812
1,950,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,120,625
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,447,125
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	586,250
		TOTAL	23,520,750
		Construction Machinery – 0.7%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,302,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	875,750
775,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	802,125
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,093,188
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	789,375
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	795,000
		TOTAL	7,657,438
		Consumer Products – 3.3%
3,675,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,794,437
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,877,562
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	439,750
2,257,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	2,417,811
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,008,500
575,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	631,063
442,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	480,679
4,375,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,375,000
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,368,438
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	586,250
2,975,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 8.00%, 2/15/2020	3,198,125
2,725,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	2,823,808
1,575,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	1,791,563
2,875,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	2,950,469
475,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	540,313
3,250,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	3,099,687
		TOTAL	34,383,455
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy – 7.3%
$2,725,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	2,111,875
1,900,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,938,000
1,825,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,870,625
2,225,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	2,319,562
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	293,563
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,840,312
125,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	131,173
2,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	3,016,062
1,650,000	[1,2]	Chaparral Energy, Inc., Series 144A, 7.625%, 11/15/2022	1,687,125
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,044,750
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	882,000
3,025,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	2,945,594
1,150,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,112,625
1,650,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	1,559,250
1,000,000		Cimarex Energy Co., 5.875%, 5/1/2022	1,037,500
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	577,500
1,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,018,250
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	914,375
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,355,750
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,037,875
1,950,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,067,000
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	559,125
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	303,875
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,062,880
850,000	[1,2]	EP Energy LLC., Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	893,563
3,375,000	[1,2]	EP Energy LLC., Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	3,598,594
1,775,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,522,062
575,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	596,563
2,925,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,224,812
2,825,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	2,754,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,375,000	[1,2]	Key Energy Services, Inc., Series 144A, 6.75%, 3/1/2021	1,416,250
700,000	[1,2]	Laredo Petroleum, Series 144A, 7.375%, 5/1/2022	726,250
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,060,000
625,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	631,250
1,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,179,812
750,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	772,500
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,588,125
2,875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	2,961,250
2,850,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,978,250
1,450,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,471,750
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	160,500
1,825,000		Range Resources Corp., 5.00%, 8/15/2022	1,822,719
675,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	715,500
3,975,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	4,129,031
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	653,125
2,650,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	2,881,875
3,100,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	3,111,625
1,800,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,908,000
		TOTAL	77,444,427
		Entertainment – 0.7%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,700,000
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,702,281
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,302,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,629,875
		TOTAL	7,334,156
		Financial Institutions – 5.6%
1,900,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,125,625
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	460,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,194,813
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,925,000
2,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	2,691,420
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,189,688
1,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,432,038
5,250,000		CIT Group, Inc., 5.25%, 3/15/2018	5,414,062
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	2,939,688
12,675,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	12,722,531
800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	801,000
1,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,347,359
3,650,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	3,695,625
2,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,560,797
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,247,625
3,375,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	3,803,203
1,150,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	1,175,875
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	969,000
6,950,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,210,625
		TOTAL	58,905,974
		Food & Beverage – 3.9%
2,450,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	2,514,337
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,822,215
1,575,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 4.047%, 2/1/2015	1,575,000
2,025,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,187,000
2,550,000		Constellation Brands, Inc., 6.00%, 5/1/2022	2,690,250
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	591,281
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,116,125
4,525,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	5,070,828
5,825,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	5,912,375
6,725,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	7,431,125
1,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,957,500
1,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,519,250
5,150,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	5,304,500
		TOTAL	41,691,786
		Gaming – 3.8%
2,842,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,016,072
1,225,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	1,301,563
1,675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,767,125
2,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	2,553,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,250,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,717,500
1,975,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	2,039,188
3,175,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,182,937
3,225,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,337,875
2,900,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	3,030,500
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	341,250
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	448,000
2,750,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	3,000,937
1,800,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,993,500
875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	928,047
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,120,000
2,435,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,381,966
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,416,188
2,850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,045,937
		TOTAL	39,621,710
		Health Care – 8.0%
1,925,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	1,999,594
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,124,719
2,575,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,723,062
5,800,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	6,322,000
2,300,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,127,500
4,100,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,351,750
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	429,812
400,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	409,000
5,500,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	5,665,000
3,700,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	3,982,125
6,350,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,699,250
1,800,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	1,833,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	95,500
625,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	670,312
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	585,375
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	704,297
9,025,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	9,735,719
3,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,683,094
1,850,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	1,669,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,925,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	3,217,500
1,000,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	1,036,250
6,025,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	6,567,250
2,450,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,707,250
475,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	489,250
2,225,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	2,291,750
2,675,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	2,815,437
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	309,563
3,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,165,328
4,168,906		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	4,346,085
4,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	4,325,344
		TOTAL	85,082,491
		Industrial - Other – 2.9%
1,075,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	1,166,375
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	459,000
475,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	486,875
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	488,250
675,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	696,938
2,825,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,012,156
2,425,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	2,558,375
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	802,125
1,050,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	1,110,375
2,850,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,914,125
2,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,166,375
800,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	834,000
1,650,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	1,658,250
1,200,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,233,000
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	845,625
2,100,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,115,750
3,175,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,468,687
2,825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	2,994,500
1,375,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,519,375
		TOTAL	30,530,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Lodging – 0.3%
$1,400,000	[1,2]	Host Hotels & Resorts LP, Company Guarantee, 6.00%, 10/1/2021	1,498,000
1,925,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,982,750
		TOTAL	3,480,750
		Media - Cable – 1.0%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	352,625
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	919,844
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,370,312
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,092,500
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	679,688
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	196,875
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,365,000
2,600,000		Virgin Media, Inc., 5.25%, 2/15/2022	2,613,000
518,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	582,750
		TOTAL	10,172,594
		Media - Non-Cable – 5.9%
2,100,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	2,357,250
4,625,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,208,750
1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	1,899,656
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	191,844
700,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	684,250
4,850,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144a, 7.625%, 3/15/2020	4,825,750
4,575,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	4,981,031
3,500,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,329,375
3,175,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	3,476,625
2,325,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,464,500
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	2,291,625
225,000	[3,4,5,7]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	6,750
1,175,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,227,875
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,292,875
1,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	1,518,875
3,800,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	4,004,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,466,500
1,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,186,875
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	961,406
725,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	748,563
325,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	355,063
650,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	651,625
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	617,144
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,206,563
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,665,000
1,275,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	1,102,875
4,925,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,479,062
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,026,000
1,188,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,199,880
2,800,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	2,898,000
2,300,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,518,500
		TOTAL	62,844,337
		Metals & Mining – 0.0%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	10
		Packaging & Containers – 3.7%
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,664,375
1,150,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,227,625
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,859,219
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,118,250
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,795,625
2,198,765		Bway Holding Co., Sr. Unsecd. Note, 10.875%, 11/1/2015	2,253,734
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	819,375
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	327,000
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	652,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,450,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,682,875
1,925,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,944,250
1,625,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	1,649,375
2,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	2,948,594
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	367,500
400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	425,000
775,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	840,875
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	556,875
5,375,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.50%, 2/15/2021	5,213,750
2,500,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	2,609,375
5,500,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	6,270,000
		TOTAL	39,226,297
		Paper – 0.6%
200,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	214,000
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	226,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,087,125
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	892,000
2,525,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,562,875
1,200,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,218,243
400,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.90%, 3/1/2022	405,430
		TOTAL	6,605,673
		Restaurants – 1.2%
5,875,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	6,521,250
3,525,000	[1,2]	NPC International, Inc., 10.50%, 1/15/2020	3,895,125
2,600,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014	2,570,750
		TOTAL	12,987,125
		Retailers – 3.6%
3,025,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	3,244,313
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,640,938
2,975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,826,250
5,975,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	6,004,875
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	861,844
1,425,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	1,441,031
4,775,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	5,049,562
3,125,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	3,453,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$825,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	886,875
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	666,000
1,875,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	2,006,250
3,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	3,255,000
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,165,802
4,400,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	4,521,000
		TOTAL	38,022,865
		Services – 1.2%
4,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,467,250
2,425,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	2,437,125
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	836,250
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,481,937
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,553,313
825,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	909,563
		TOTAL	12,685,438
		Technology – 12.0%
2,300,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,547,250
1,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,961,375
4,025,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	3,360,875
4,025,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,377,187
2,550,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	2,894,250
1,600,000	[1,2]	CDW LLC/ CDW Finance, 8.50%, 4/1/2019	1,720,000
1,525,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,669,875
3,525,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	3,789,375
4,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	4,719,000
4,800,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,076,000
3,575,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	3,780,562
4,600,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	4,956,500
5,300,000		Epicor Software Corp., 8.625%, 5/1/2019	5,512,000
200,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	220,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,175,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	1,321,875
950,000	[1,2]	Fidelity National Information Services, Inc., Series 144A, 7.625%, 7/15/2017	1,042,625
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	976,125
1,025,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,014,750
6,325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	6,198,500
4,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	4,487,875
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,734,469
4,150,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,015,125
2,500,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	2,725,000
2,575,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	2,922,625
1,575,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,724,625
2,825,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,051,000
1,525,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	1,639,375
4,575,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	4,798,031
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,170,437
2,625,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,716,875
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,251,375
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,107,500
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	334,500
1,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,643,188
1,000,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,090,000
4,400,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	4,950,000
2,550,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	2,677,500
2,850,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	2,999,625
2,275,000	[1,2]	Solera Holdings, Inc., Series 144a, 6.75%, 6/15/2018	2,394,437
3,875,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	3,836,250
1,475,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,559,813
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	616,688
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	963,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	589,188
3,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	3,480,469
1,775,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,116,688
3,225,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	3,474,937
300,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	324,750
2,525,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	2,569,187
		TOTAL	127,103,312
		Transportation – 0.5%
1,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	1,078,812
1,100,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,204,500
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,228,594
900,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	969,750
		TOTAL	5,481,656
		Utility - Electric – 1.2%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	2,257,500
1,025,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	645,750
1,925,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,134,344
296,473	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	291,674
1,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,007,500
950,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	966,625
200,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	208,250
2,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,112,375
1,275,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,262,250
1,050,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	1,094,625
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	484,375
		TOTAL	12,465,268
		Utility - Natural Gas – 2.5%
4,100,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,417,750
2,625,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	2,919,021
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	718,033
5,075,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	5,645,937
1,525,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	1,544,062
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	992,063
1,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,167,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$525,000		Inergy LP, Company Guarantee, 7.00%, 10/1/2018	540,750
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,598,625
1,150,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,216,125
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,183,250
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	330,000
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,065,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,000
1,200,000		Targa Resources, Inc., 6.875%, 2/1/2021	1,260,000
725,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	734,063
		TOTAL	26,534,929
		Wireless Communications – 2.5%
2,025,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	2,240,055
1,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	1,368,938
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,078,687
875,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	883,750
200,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	202,300
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,882,375
4,275,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,125,375
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,030,000
3,200,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,408,000
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,740,000
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	3,035,312
650,000	[1,2]	Sprint Capital Corp., Note, 11.50%, 11/15/2021	692,250
1,775,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,814,938
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	483,750
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	547,500
		TOTAL	26,533,230
		Wireline Communications – 0.5%
1,075,000	[1,2]	Level 3 Communications, Inc., 8.625%, 7/15/2020	1,128,750
3,200,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	3,296,000
975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,053,000
		TOTAL	5,477,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $862,439,070)	897,403,444
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
2,120	[3]	General Motors Co.	48,760
525,000	[1,3,5,7]	General Motors Corp., Escrow Shares	7,875
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,089)	56,635
		Preferred Stock – 0.0%
		Finance - Commercial – 0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	270,771
		WARRANTS – 0.0%
		Automotive – 0.0%
1,927	[3]	General Motors Co., Warrants	27,151
1,927	[3]	General Motors Co., Warrants	17,960
		TOTAL WARRANTS (IDENTIFIED COST $204,284)	45,111
		MUTUAL FUNDS – 14.5%[8]
30,143,405	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	30,143,405
18,762,814		High Yield Bond Portfolio	123,834,569
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $128,140,968)	153,977,974
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $991,066,158)[10]	1,051,753,935
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[11]	8,366,556
		TOTAL NET ASSETS — 100%	$1,060,120,491

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $325,705,394, which represented 30.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $324,313,345, which represented 30.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
8	Affiliated holdings.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $989,758,412.
Semi-Annual Shareholder Report

11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$897,396,684	$6,760[2]	$897,403,444
Equity Securities:
Common Stocks
Domestic	48,760	—	7,875[2]	56,635
Preferred Stocks
Domestic	—	270,771	—	270,771
Warrants	45,111	—	—	45,111
Mutual Funds	153,977,974	—	—	153,977,974
TOTAL SECURITIES	$154,071,845	$897,667,455	$14,635	$1,051,753,935
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $3,094 of corporate bond securities and $5,906 of domestic common stock securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.74	$10.07	$9.32	$7.29	$10.44	$10.48
Income From Investment Operations:
Net investment income	0.37	0.81	0.86[1]	0.84[1]	0.82	0.83
Net realized and unrealized gain (loss) on investments	0.33	(0.22)	0.74	1.97	(3.05)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.59	1.60	2.81	(2.23)	0.83
Less Distributions:
Distributions from net investment income	(0.38)	(0.84)	(0.83)	(0.79)	(0.82)	(0.84)
Distributions from net realized gain on investments	(0.10)	(0.08)	(0.02)	—	(0.10)	(0.03)
TOTAL DISTRIBUTIONS	(0.48)	(0.92)	(0.85)	(0.79)	(0.92)	(0.87)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.01	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$9.96	$9.74	$10.07	$9.32	$7.29	$10.44
Total Return[3]	7.48%	6.12%	18.03%	41.20%	(23.07)%	8.12%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.50%	0.50%
Net investment income	7.76%[4]	8.16%	8.99%	10.31%	8.69%	7.80%
Expense waiver/reimbursement[5]	0.06%[4]	0.09%	0.10%	0.14%	0.45%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,060,120	$684,940	$490,158	$296,085	$60,125	$49,034
Portfolio turnover	7%	23%	37%	14%	29%	44%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $153,977,974 of investments in affiliated holdings (Note 5) (identified cost $991,066,158)		$1,051,753,935
Cash		1,097,999
Income receivable		20,003,967
Receivable for investments sold		793,650
Receivable for shares sold		4,159,096
TOTAL ASSETS		1,077,808,647
Liabilities:
Payable for investments purchased	$13,429,552
Payable for shares redeemed	1,384,958
Income distribution payable	2,846,367
Payable for Directors'/Trustees' fees	201
Accrued expenses	27,078
TOTAL LIABILITIES		17,688,156
Net assets for 106,435,142 shares outstanding		$1,060,120,491
Net Assets Consist of:
Paid-in capital		$996,631,536
Net unrealized appreciation of investments		60,687,777
Accumulated net realized gain on investments		3,256,156
Distributions in excess of net investment income		(454,978)
TOTAL NET ASSETS		$1,060,120,491
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,060,120,491 ÷ 106,435,142 shares outstanding, no par value, unlimited shares authorized		$9.96
Offering price per share		$9.96
Redemption proceeds per share (98.00/100 of $9.96)		$9.76

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Interest			$29,363,362
Dividends (including $5,184,670 received from affiliated holdings (Note 5))			5,195,835
TOTAL INCOME			34,559,197
Expenses:
Investment adviser fee (Note 5)		$1,675,568
Administrative fee (Note 5)		326,558
Custodian fees		17,201
Transfer and dividend disbursing agent fees and expenses		184,180
Directors'/Trustees' fees		3,625
Auditing fees		14,624
Legal fees		3,982
Portfolio accounting fees		72,228
Share registration costs		20,988
Printing and postage		19,081
Insurance premiums		2,469
Miscellaneous		3,507
TOTAL EXPENSES		2,344,011
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(263,134)
Waiver of administrative fee	(7,781)
TOTAL WAIVERS AND REIMBURSEMENT		(270,915)
Net expenses			2,073,096
Net investment income			32,486,101
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,448,733
Net change in unrealized appreciation of investments			28,398,214
Net realized and unrealized gain on investments			29,846,947
Change in net assets resulting from operations			$62,333,048

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,486,101	$48,199,700
Net realized gain on investments	1,448,733	8,488,189
Net change in unrealized appreciation/depreciation of investments	28,398,214	(23,977,953)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,333,048	32,709,936
Distributions to Shareholders:
Distributions from net investment income	(33,052,732)	(50,078,517)
Distributions from net realized gain on investments	(7,711,200)	(3,958,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,763,932)	(54,036,982)
Share Transactions:
Proceeds from sale of shares	437,761,346	370,569,085
Net asset value of shares issued to shareholders in payment of distributions declared	22,561,477	28,410,330
Cost of shares redeemed	(106,799,823)	(183,037,989)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	353,523,000	215,941,426
Redemption Fees	88,491	167,731
Change in net assets	375,180,607	194,782,111
Net Assets:
Beginning of period	684,939,884	490,157,773
End of period (including undistributed (distributions in excess of) net investment income of $(454,978) and $111,653, respectively)	$1,060,120,491	$684,939,884

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/08/2011	$1,120,875	$1,092,500
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$251,014	$291,674
General Motors Corp., Escrow Shares	4/21/2011	$10,951	$7,875
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2012	Year Ended 10/31/2011
Shares sold	44,822,590	37,542,610
Shares issued to shareholders in payment of distributions declared	2,318,582	2,873,488
Shares redeemed	(10,999,084)	(18,789,124)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	36,142,088	21,626,974

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2012, the redemption fees amounted to $88,491. For the year ended October 31, 2011, the redemption fees amounted to $167,731.

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $989,758,412. The net unrealized appreciation of investments for federal tax purposes was $61,995,523. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,930,576 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,935,053.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $247,879 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,781 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,518,969 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $15,255. Transactions involving affiliated holdings during the six months ended April 30, 2012, were as follows:

	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2011	20,184,985	17,581,712	37,766,697
Purchases/Additions	169,068,548	1,181,102	170,249,650
Sales/Reductions	159,110,128	—	159,110,128
Balance of Shares Held 4/30/2012	30,143,405	18,762,814	48,906,219
Value	$30,143,405	$123,834,569	$153,977,974
Dividend Income	$27,827	$5,156,843	$5,184,670
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$385,117,009
Sales	$55,932,767

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period1,
Actual	$1,000	$1,074.80	$2.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.43	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420B300

28539 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012